STOCKHOLDERS’ EQUITY (DEFICIT)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
STOCKHOLDERS’ EQUITY (DEFICIT)

NOTE 9 - STOCKHOLDERS’ EQUITY (DEFICIT)

ISSUANCES OF COMMON STOCK

During the six months ended June 30, 2021 and 2020, the Company issued 4,666,995 and 4,540,000 shares of common stock with a fair market value of $1,337,724 and $92,301, respectively, for services rendered. The services performed during the quarter were, legal, IR services, IT and consulting. All services performed were to outside, unrelated third parties.

During the second quarter 2021, the Company re-negotiated its contractor agreements with its contract professionals, wherein, due to the increase stock price during 2021, the contractors agreed to accept the shares issued in the first quarter 2021 (250,000 shares each), as a prepayment (escrow) of shares, and agreed to record the earned shares each quarter, based on the 10 day moving average stock price at quarters end, based on the individual contractor agreed compensation. This change in contract administration required a recording of expense at June 30, 2021 in the amount of $600,750, and an identical entry to paid in capital, without the issuance of additional shares.

On February 28, 2021, the Company executed a Stock Purchase Agreement wherein the Company acquired all the issued and outstanding stock of Gold Transactions International, Inc. (GTI) (a Utah Corporation), for the issuance of 6,000,000 shares of common stock valued at $6,000,000 on the grant date of February 24, 2021. Pursuant to the SPA, a performance obligation exists wherein GTI must achieve a certain profit margin once revenues commence to receive the shares issued. Therefore, the shares have been placed in escrow until the performance obligation is met and the acquisition has not been included in these financial statements. The acquisition of GTI will be accounted for as an asset purchased due to the fact that GTI had been newly formed, had only one asset or asset group and had no operations at the time of the acquisition. Revenue generation for GTI commenced in Q2 of 2021, and the performance obligation is expected to satisfied at the end of Q2. GTI is in the business of participating, through a License Agreement, with a private joint venture network of companies, in transporting, assaying, buying, storing and selling gold from international artisan gold miners. After the mined dore gold has been shipped to a network third party refinery in the DMCC, a free trade zone in Dubai, the artisan miner’s gold is purchased and refined and sold to the network’s customers. GTI makes revenue on the margin spread of the buy and sell prices.

Effective April 1, 2021, the Company, signed a binding agreement (the “Agreement”) with Bronx Family Eye Care, Inc. (BFE), engaged in the business of full scope optometry at its four primary locations, three of which are in the Bronx, one of which is in Manhattan, New York, as well as at a fabrication facility in the Bronx. The two companies agreed to engage in a business combination such that BFE will become a wholly owned subsidiary of GTII, and the shareholders of BFE will acquire two million six hundred fifty thousand (2,650,000) shares of the Company’s common stock, subject to the terms and conditions set forth in the Agreement. The 2,650,000 shares have been issued, but are held in escrow until the closing conditions are met, therefore these share are reported as issued but not outstanding. The Agreement also includes a requirement to have a 2-year audit from a licensed CPA firm as a condition to the finalization of the Agreement, therefore, no operating activities, assets or liabilities will be consolidated with the Company until this final condition is met.

There were no acquisition related costs incurred in acquiring BFE. The initial accounting of the BFE acquisition is incomplete as of the date of the Company’s 10-Q filing. Therefore, disclosures related to the issuers recording of the acquisition, and related balance sheet and income statement disclosures cannot be made at this time. Effective April 1, 2021, the operations of BFE will be consolidated with the Company, upon the conditions described above being met. BFE is a currently operating company with revenues in excess of $1,000,000 annually.

On March 22, 2021, the Company declared a warrant dividend to the shareholders of record on April 1, 2021, to be administered via its transfer agent Liberty Stock Transfer. On April 8, 2021, the Company issued the warrants to its shareholder at a rate of 1 warrant for each 10 shares owned as of April 1, 2021. The warrant entitles the holder to purchase one restricted share of GTII common stock for a price of $2.75 (the strike price). The warrant has a 2-year term and expires on April 8, 2023. The Company recorded a debit to Retained deficit of $57,689,800 with an offsetting credit adjustment to Paid in capital in the same amount, to record the dividend.

On June 24, 2021, the Company executed a Stock Purchase Agreement (SPA) with MyRetinaDocs LLC (“My Retina”), a New York Limited Liability Company, with principal business operations in New York City. My Retina is a SaaS software and practice management company performing diagnostic medical care services. My Retina licenses, leases and operates its proprietary telemedicine software, as well as medical equipment together to offer eye exam data to its clients. My Retina also has a diagnostic medical eye exam company that provides on-demand services of at-home eye exams to patients, as well as bulk exams conducted at medical offices and virtual exams conducted through telemedicine software. The Company issued 1,500,000 shares of common stock in exchange for 100% of all outstanding interests in My Retina subject to the terms and conditions set forth in the Agreement. The 1,500,000 shares are being held in escrow until the closing conditions have been met, therefore these shares are reported as issued but not outstanding. The Agreement also includes a requirement to have a 2-year audit from a licensed CPA firm as a condition to the finalization of the Agreement, therefore, no operating activities, assets or liabilities will be consolidated with the Company until this final condition is met.

There were no acquisition related costs incurred in acquiring My Retina. The initial accounting of the My Retina acquisition is incomplete as of the date of the Company’s 10-Q filing. Therefore, disclosures related to the issuers recording of the acquisition, and related balance sheet and income statement disclosures cannot be made at this time.

On June 28, 2021, the Company increased its authorized shares of common stock to 550,000,000.

GLOBAL TECH INDUSTRIES GROUP, INC.

Notes to the Unaudited Condensed Consolidated Financial Statements

June 30, 2021

ISSUANCES OF PREFERRED STOCK

Pursuant to the Articles of Incorporation of the Company, there was initially authorized 50,000 shares of Series A Preferred Stock. On April 7, 2016, the Company’s Board of Directors created and issued out of the Series A Preferred Stock, 1,000 Series A Preferred shares with the following features:

a)	Super voting power, wherein the 1,000 shares have the right to vote in the amount equal to fifty-one percent (51%) of the total vote with respect to any proposal relating to (i) increasing the authorized share capital of the Company, and (ii) effecting any forward stock split of the Company’s authorized, issued or outstanding shares of capital stock, and (iii) any other matter subject to a shareholder vote.

b)	No entitlement to dividends.

c)	No liquidation preferences.

d)	No conversion rights.

e)	Automatic Redemption Rights upon certain triggers, to be redeemed at par value.

STOCK OPTIONS

On December 19, 2020, in conjunction with the conversion of related party notes, accrued interest and compensation, the Company authorized the issuance of 4,500,664 stock options with the following features:

●	One option allows for the purchase of one share of common stock
●	The strike price of the option is $.01
●	The conversion term is 2 years from issuance date
●	All options are vested immediately

The value of the options were determined using the Black-Scholes valuation method, and the Company uses the following methods to determine its underlying assumptions: expected volatilities are based on the historical monthly closing price of the Company’s common stock; the expected term is 2 year, the risk free interest rate used is based on the U.S Treasury implied yield zero-coupon issue with similar life terms to the expected life of the grant; and the expected divided yield is based on the current annual dividend. No compensation was recorded with the 4,500,664 option issuance as the $447,813 valuation of the options granted did not exceed the recorded amount of debt it was converting.

Assumptions:	2021	2020
Assumptions applicable to stock options issued
Risk-free interest rate	-%	3%
Expected lives (in years)	-	2
Expected stock volatility	-%	72%
Dividend yield	-	-

Stock option transactions are as follows:

 SCHEDULE OF STOCK OPTION

		Weighted	Weighted
		Average	Average	Aggregate
		Exercise	Remaining	Intrinsic
	Shares	Price	Term	Value
Outstanding at January 1, 2020	-	$-	-	$-
Granted	4,500,664	.01	2 yrs	427,563
Exercised	-	-	-	-
Forfeited	-	-	-	-
Outstanding at December 31,2020	4,500,664	$.01	2 yrs	$427,563
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Outstanding at June 30, 2021	4,500,664	$.01	1.75 yrs	$427,563

GLOBAL TECH INDUSTRIES GROUP, INC.

Notes to the Unaudited Condensed Consolidated Financial Statements

June 30, 2021

WARRANTS

On March 22, 2021, GTII entered into a warrant agreement with Liberty Stock Transfer Agent (“Liberty”), whereby Liberty agreed to act as GTII’s warrant agent in its offering of warrants to GTII’s shareholders (each, a “Warrant”). All shareholders of record on April 1, 2021, were issued 0.10 of a Warrant per share of Common Stock held of record by such holder. This agreement created 23,364,803 warrants to the shareholders of the Company as a dividend valued at $57,689,800, and recorded as a decrease in retained earnings with the offsetting entry to paid in capital. The Warrants were issued on April 8, 2021. Each full Warrant shall be exercisable into one share of GTII’s common stock at an exercise price of $2.75. The Warrants shall expire on April 8, 2023. Manhattan Transfer Registrar Co. shall act as co-agent with Liberty. On July 27, 2021, the Company filed an Amended Registration Statement to register the warrants to be free trading when exercised.

 SCHEDULE OF WARRANTS ISSUANCE OF FAIR VALUE ASSUMPTIONS

Assumptions:	2021 Warrants
Assumptions applicable to stock options issued
Risk-free interest rate	.25- %
Expected lives (in years)	2-
Expected stock volatility	266- %
Dividend yield	-

Warrant transactions are as follows:

 SCHEDULE OF WARRANTS

		Weighted	Weighted
		Average	Average	Aggregate
		Exercise	Remaining	Intrinsic
	Shares	Price	Term	Value
Outstanding at January 1, 2020	-	$-	-	$-
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Outstanding at December 31, 2020	-	$-	-	$-
Granted	23,364,803	2.75	2.0 yrs	$57,689,800
Exercised	-	-	-	-
Forfeited	-	-	-	-
Outstanding at June 30, 2021	23,364,803	$2.75	1.75 yrs	$57,689,800

OTHER

During the three months ended June 30, 2021 and 2020, the Company recorded imputed interest on a non-interest-bearing note in the amount of $3,360 and $3,360, respectively, as an increase in additional paid in capital (see Note 7).

GLOBAL TECH INDUSTRIES GROUP, INC.

Notes to the Unaudited Condensed Consolidated Financial Statements

June 30, 2021

NOTE 7 - STOCKHOLDERS’ DEFICIT

A) NUMBER OF SHARES AUTHORIZED

The Board of Directors have authorized 350,000,000 shares of common stock to be issued at a par value of $0.001. As of December 31, 2020, and 2019, 230,498,005 and 205,277,990 shares of common stock are issued and outstanding, respectively.

B) PREFERRED STOCK

The Board of Directors authorized 50,000 shares of “blank check” preferred stock. The terms, rights and features of the preferred stock will be determined by the Board of Directors upon issuance. Subject to the provisions of the Company’s certificate of amendment to the articles of incorporation and the limitations prescribed by law, the Board of Directors would be expressly authorized, at its discretion, to adopt resolutions to issue shares, to fix the number of shares and to change the number of shares constituting any series and to provide for or change the voting powers, designations, preferences and relative, participating, optional or other special rights, qualifications, limitations or restrictions thereof, including dividend rights (including whether the dividends are cumulative), dividend rates, terms of redemption (including sinking fund provisions), redemption prices, conversion rights and liquidation preferences of the shares constituting any series of the preferred stock, in each case without any further action or vote by the stockholders. The Board of Directors would be required to make any determination to issue shares of preferred stock based on its judgment as to the best interests of the Company.

During 2016, Board of Directors authorized the issuance of 1,000 shares of Series A Preferred Stock to David Reichman, the Company’s CEO. Mr. Reichman has advance significant capital and expended significant time to the Company without compensation. As an effort to give Mr. Reichman security for his advances, the 1,000 shares of preferred were issued. The Series A Preferred Shares have the following features attached:

1)	Non-participating in the dividends to the Common Shareholders
2)	No Liquidation Preference
3)	Voting Rights to include: the right to vote in an amount equal to 51% of the total vote with respect to any proposal relating to (a) increasing the authorized share capital of the Company, (b) effecting any forward stock split of the Company’s authorized, issued or outstanding shares of capital stock, and (c) any other matter subject to a shareholder vote.
4)	No conversion rights
5)	Redemption Rights: The Series A shares shall be automatically redeemed upon (a) Mr. Reichman ceases to serve as an officer or director of the Company, (b) on the date that the Company’s shares or common stock first trade on any national securities exchange

C) ISSUANCES OF COMMON STOCK

On June 28, 2019, the Board of Directors authorized the issuance of 5,000,000 shares for services valued at $262,500, the market price of the shares upon authorization.

On October 10, 2019, the Board of Directors authorized the issuance of 1,000,000 shares for cash of $25,000 pursuant to a private placement memorandum.

On December 19, 2019, the Board of Directors authorized the issuance of 8,000,000 shares for services valued at $168,000, the market price of the shares upon authorization.

On December 21, 2019, the Board of Directors authorized the issuance of 15,500,000 shares for services valued at $389,050, the market price of the shares upon authorization.

On December 21, 2019, the Board of Directors authorized the issuance of 5,000,000 shares for the employee profit sharing plan valued at $150,000, the market price of the shares upon authorization.

On May 6, 2020, the Board of Directors authorized the issuance of 3,040,000 shares for services valued at $60,800, the market price of the shares upon grant.

On June 24, 2020, the Board of Directors authorized the issuance of 1,500,000 shares for services valued at $30,000, the market price of the shares upon grant.

On September 3, 2020, the Board of Directors authorized the issuance of 500,000 shares for services valued at $20,750, the market price of the shares upon grant.

On September 23, 2020, the Board of Directors authorized the issuance of 1,500,000 shares for services valued at $30,000, the market price of the shares upon grant.

On November 18, 2020, the Board of Directors authorized the issuance of 10,000,000 shares for IR and marketing services valued at $1,158,000, the market price of the shares upon grant.

On December 3, 2020, the Board of Directors authorized the issuance of 3,000,000 shares for IR services valued at $322,500, the market price of the shares upon grant. Since the service period had not been completed on December 31, 2020, the Company recorded a prepaid expense in the amount of $222,167, which will be expensed in the first quarter 2021.

On December 16, 2020, the Board of Directors authorized the issuance of 3,000,000 shares for services valued at $249,674, the market price of the shares upon grant.

On December 19, 2020, the Board of Directors authorized the issuance of 4,663,705 shares for the conversion of related party notes payable and accrued interest of $510,676, the market price of the shares upon grant.

On December 19, 2020, the Board of Directors authorized the issuance of 2,500,000 shares for the services valued $161,875, the market price of the shares upon grant.

On December 31, 2020, the Board of Directors authorized the issuance of 184,840 shares previously “held for cancellation” shares that were issued in 2013 for services. No expense was recorded for this adjustment.

D) 2007 OMNIBUS STOCK AND INCENTIVE PLAN

On September 24, 2007, the Board of Directors authorized the creation of the 2007 Omnibus Stock and Incentive Plan (the “2007 Plan”). The 2007 Plan was approved by the stockholders on November 28, 2007. An aggregate of 60,000 shares of common stock is reserved for issuance and available for awards under the 2007 Plan.

Awards under the 2007 Plan may include non-qualified stock options, incentive stock options, stock appreciation rights (“SARs”), restricted shares of common stock, restricted units and performance awards. For a complete description of the Plan, see Global Tech’s Form 8-K filed with the SEC on November 7, 2007.

E) UNEARNED ESOP SHARES

Effective January 1, 2009, the Company organized the Tree Top Industries Profit-Sharing Plan Trust, to manage the Company’s Employee Stock Option Profit-Sharing Plan (“the Plan”). On November 13, 2018, the Trust name was changed to Global Tech Industries Group Profit Sharing Plan Trust. At the direction of the Board of Directors, the Company annually issues shares to the Trust for the future benefit of the employees of the Company. The plan allows the Board of Directors to issue shares to the Trust annually to be allocated to the participants.

The Plan was organized consistent with the requirements of Section 401(a) of the Internal Revenue Code of 1986; however, the Plan has not been administered as a qualified retirement plan, and therefore, the shares issued to the ESOP have not been deducted for federal tax purposes. The employee group is a Top-Heavy group of Key Employees; however, the plan will also cover all employees that are eligible. Eligibility occurs for each employee that is employed on the anniversary date of the Plan. Participation shall cease upon the termination of the employee services, on account of death, disability, retirement or the separation from the employer. Each year the Employer shall contribute either cash or stock of the Corporation, an amount to the Plan as shall be determined by the Board of Directors. The contributions vest as follows:

For each of the first two years of Service	10% per year
Each additional year of Service over two years	20% additional
Full vesting after six years of Service

Retirement and death benefits commence at the termination of Service. Benefits may be paid in Cash, Stock or through a Qualified Join and Survivor Annuity.

Pursuant to ASC 718, the Company’s ESOP Plan is a non-leveraged plan, and therefore compensation expense is recorded at the fair value of the shares issued at the grant date. The Company has never issued dividends to its shareholders, and therefore no dividends have been issued to the ESOP plan. The ESOP shares are considered issued and outstanding for the earnings per share computation. Compensation expense of $0 and $150,000 has been recorded during 2020 or 2019, respectively, for the ESOP shares issued. There have been 23,500,000 and 23,500,000 shares allocated to the participants of the Plan, as of December 31, 2020, and 2019, respectively and none of the shares have been committed for release. There are no shares in suspense as of December 31, 2020, and 2019, respectively. The fair value of the ESOP shares being held by the Trust as of December 31, 2020, and 2019 is $2,350,000 and $878,900, respectively. There is no repurchase obligation on the Company to purchase back any shares issued to the ESOP Trust. No dividends have been issued to the ESOP Trust, therefore there has been no tax benefit treatment in the Earnings Per Share computation.

In December 2019, the Company issued 5,000,000 shares to the ESOP Trust account for the future benefit of the employees of the Company. These shares have been recorded as compensation expense of $150,000, which was the fair value of the shares at the grant date. No ESOP shares were issued for the 2020 year.

F) STOCK OPTIONS

On December 19, 2020, in conjunction with the conversion of related party notes, accrued interest and compensation, the Company authorized the issuance of 4,500,664 stock options with the following features:

●	One option allows for the purchase of one share of common stock
●	The strike price of the option is $.01
●	The conversion term is 2 years from issuance date
●	All options are vested immediately

The value of the options were determined using the Black-Scholes valuation method, and the Company uses the following methods to determine its underlying assumptions: expected volatilities are based on the historical monthly closing price of the Company’s common stock; the expected term is 2 year, the risk free interest rate used is based on the U.S Treasury implied yield zero-coupon issue with similar life terms to the expected life of the grant; and the expected divided yield is based on the current annual dividend. No compensation was recorded with the 4,500,664 option issuance as the $447,813 valuation of the options granted did not exceed the recorded amount of debt it was converting.

Assumptions:	2020	2019
Assumptions applicable to stock options issued
Risk-free interest rate	3%	-
Expected lives (in years)	2	-
Expected stock volatility	72%	-
Dividend yield	-	-

Stock option transactions are as follows:

		Weighted	Weighted
		Average	Average	Aggregate
		Exercise	Remaining	Intrinsic
	Shares	Price	Term	Value
Outstanding on January 1, 2019	-	$-	-	$-
Granted
Exercised
Forfeited
Outstanding on December 31,2019	-	$-	-	$-
Granted	4,500,664	$.01	2 yrs	$427,563
Exercised
Forfeited
Outstanding on December 31, 2020	4,500,664	$.01	2 yrs	$427,563